Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Net earned premiums	$ 4.8	$ 5.5	$ 180.3
Net investment income	64.6	64.2	97.8
Net realized (losses) gains on investments, excluding other-than-temporary investment losses	(1.4)	9.8	165.1
Total other-than-temporary investment losses	0.0	(0.1)	(2.0)
Portion of net loss recognized in other comprehensive income, before taxes	0.0	0.0	(0.2)
Net other-than-temporary investment losses recognized in earnings	0.0	(0.1)	(2.2)
Amortization of deferred gains and gains on disposal of businesses	53.6	97.8	364.5
Fees and other income	33.1	29.0	6.7
Total revenues	154.7	206.2	812.2
Benefits, losses and expenses
Policyholder benefits	63.1	58.6	152.7
Underwriting, general and administrative expenses	9.9	22.5	143.8
Total benefits, losses and expenses	73.0	81.1	296.5
Income before provision for income taxes	81.7	125.1	515.7
Provision for income taxes	16.7	46.2	206.2
Net income	$ 65.0	$ 78.9	$ 309.5